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                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549


                                   FORM 11-K


(Mark One)

[X] ANNUAL REPORT PURSUANT TO SECTION 15(d) OF THE SECURITIES EXCHANGE ACT OF 1934 [FEE REQUIRED]
      For the Fiscal Year Ended December 31, 1993 or

[_] TRANSACTION REPORT PURSUANT TO SECTION 15(d) OF THE SECURITIES EXCHANGE ACT OF 1934 [NO FEE REQUIRED]
      For the Transition Period from           to

Commission file numbers:  WMX Technologies, Inc. .............. 1-7327
                          Chemical Waste Management, Inc. ..... 1-9253

                         ----------------------------

     A. Full title of the plan and the address of the plan, if different from that of the issuers named below:

                            WMX TECHNOLOGIES, INC.
                        PROFIT SHARING AND SAVINGS PLAN

     B. Names of issuers of the securities held pursuant to the plan and the addresses of their principal executive offices:

                            WMX TECHNOLOGIES, INC.
                            3003 Butterfield Road
                            Oak Brook, Illinois  60521

                            CHEMICAL WASTE MANAGEMENT, INC.
                            3001 Butterfield Road
                            Oak Brook, Illinois  60521
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                                  Signatures

  Pursuant to the requirements of the Securities Exchange Act of 1934, the trustees have duly caused this annual report to be signed on their behalf by the undersigned thereunto duly authorized.

Date: June 24, 1994                      WMX TECHNOLOGIES, INC.
                                         PROFIT SHARING AND SAVINGS PLAN

                                         By: /s/ Bruce D. Tobecksen
                                            ----------------------------
                                            Bruce D. Tobecksen, Trustee

                                     S-1
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                            WMX TECHNOLOGIES, INC.
                        PROFIT SHARING AND SAVINGS PLAN

                                 EXHIBIT INDEX

Exhibit             Description
- - - -------             -----------
   23               Consent of Independent Public Accountants

   99               WMX Technologies, Inc. Profit Sharing and Savings Plan -
                      Financial Statements as of December 31, 1993 and 1992 Together with Auditors' Report

                                     EX-1